Note 10 - Employee Benefit Plan (Details Textual) - USD ($)		12 Months Ended
	Dec. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Oct. 25, 2018	Jun. 30, 2015	Feb. 06, 2008
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)		2,022,443
Class of Warrant or Right, Expense		$ 211,000	$ 103,472
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 78,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		0
Restricted Stock [Member]
Share-based Payment Arrangement, Expense		$ 0
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense	$ 51,050	$ 436,349	$ 287,260
GB Sciences, Inc. 2007 Amended Stock Option Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)						4,500,000
The 2014 Equity Compensation Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					8,500,000
GB Sciences, Inc 2018 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)				10,000,000